Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) - USD ($)
$ in Thousands
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	$ 15,175	$ 12,190	$ 38,514
Less than 12 Months, Unrealized Losses	(162)	(59)	(486)
12 Months or More, Fair Value	32,487	32,769	0
12 Months or More, Unrealized Losses	(513)	(231)	0
Total, Fair Value	47,662	44,959	38,514
Total, Unrealized Losses	(675)	(290)	(486)
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	12,094	12,190	38,514
Less than 12 Months, Unrealized Losses	(156)	(59)	(486)
12 Months or More, Fair Value	32,487	32,769	0
12 Months or More, Unrealized Losses	(513)	(231)	0
Total, Fair Value	44,581	44,959	38,514
Total, Unrealized Losses	(669)	$ (290)	$ (486)
State and political subdivisions
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	3,081
Less than 12 Months, Unrealized Losses	(6)
12 Months or More, Fair Value	0
12 Months or More, Unrealized Losses	0
Total, Fair Value	3,081
Total, Unrealized Losses	$ (6)